OTHER LONG-TERM LIABILTIES (Narrative) (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Categories Of Noncurrent Liabilities [Line Items]
Put option value		$ 14,157	$ 3,280
Contingent consideration
Categories Of Noncurrent Liabilities [Line Items]
Put option value	[1]	12,141	1,006
Liability for forward contract for acquisitions
Categories Of Noncurrent Liabilities [Line Items]
Put option value	[2]	1,485	1,536
Liability for forward contract for acquisitions | Tigapo
Categories Of Noncurrent Liabilities [Line Items]
Maximum additional investment		1,000
Put option value		$ 1,485	$ 1,536

[1]	With regards to liability for contingent payment as of December 31, 2023, the company recognized a contingent liability as part of the acquisition of RPI, see note 6. As of December 31, 2022 the long-term employee benefit, which was not included in the application of the purchase method to the acquisition of VendSys is estimated at $1,006 thousand.
[2]	The Company issued to Tigapo a put option enabling an additional investment of up to $1 million. The put option is a liability financial instrument measured at fair value through profit or loss. As of December 31, 2023 and 2022, the put option was valued in the amount of $1,485 and $1,536 thousands.